CAPITAL LEASES	12 Months Ended
Dec. 31, 2020
CAPITAL LEASES
NOTE 5 - CAPITAL LEASES

During the period ending December 31, 2020, the Company paid an aggregate of $23,959 toward capital lease balances. During 2020 and 2019, the Company borrowed an aggregate $7,357 and $9,985 under the following third-party finance lease transactions:

A $9,985 note from a third party for the lease of fixed assets, bearing interest at 22%, amortized over 24 months with a payments of $498 in additional to a $22 management fee for a total monthly payment of $520. The lease has a bargain purchase option of $1 at the end of the lease term.

A $6,168 note from a third party for the purchase of fixed assets, bearing interest at 16.60%, amortized over 36 months with payments of $219.

A $1,188 note from a third party for the purchase of fixed assets, bearing interest at 16.60%, amortized over 36 months with payments of $42.

The following is a schedule of the net book value of the finance lease.

Assets	December 31, 2020
Leased equipment under finance lease,	$108,622
less accumulated amortization	(93,117)
Net	$15,505

Liabilities	December 31, 2020
Obligations under finance lease (current)	$29,010
Obligations under finance lease (noncurrent)	11,045
Total	$40,055

Below is a reconciliation of leases to the financial statements.

Finance Leases
Leased asset balance	$40,055
Liability balance	$40,055
Cash flow (operating)	$-
Cash flow (financing)	$-
Interest expense	$7,461

The following is a schedule, by years, of future minimum lease payments required under finance leases.

Years ended December 31	Finance Leases

2021	26,344
2022	14,990
2023	2,916
Thereafter	-
Total	44,250
Less: Imputed Interest	(4,195)
Total Liability	40,055

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	2.04 years	17%

Based on average interest rate of 1%, average term remaining (months) 24.5 Average term remain (years) 2.04

(1) This discount rate is consistent with our borrowing rates from various lenders.